Non-controlling interests - NCI Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 10,756	€ 10,479	€ 9,345
Profit attributable to non-controlling interests	1,588	1,282	1,368
NON-CONTROLLING INTEREST	12,344	11,761	10,713
Bank Zachodni WBK S.A.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,901	1,653	1,685
Profit attributable to non-controlling interests	160	148	154
Banco Santander (Brasil) S.A
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,489	1,784	1,190
Profit attributable to non-controlling interests	288	194	296
Santander Consumer USA Holdings Inc.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,479	1,963	1,506
Profit attributable to non-controlling interests	368	256	329
Grupo PSA
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,305	1,149	801
Profit attributable to non-controlling interests	206	171	122
Banco Santander - Chile
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,209	1,204	1,037
Profit attributable to non-controlling interests	264	215	191
Grupo Financiero Santander Mexico, S.A.B. De C.V.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,056	1,069	1,296
Profit attributable to non-controlling interests	194	190	201
Grupo Metrovacesa
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	836	449	560
Other Companies
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,481	1,208	1,270
Profit attributable to non-controlling interests	€ 108	€ 108	€ 75